Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	MOLINA HEALTHCARE INC
Entity Central Index Key	0001179929
Document Type	8-K
Document Period End Date	Jul. 28, 2016
Amendment Flag	false